Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present the assets and liabilities measured at fair value on a recurring basis and their corresponding level in the fair value hierarchy at June 30, 2016 and December 31, 2015:

	Total	Level 1	Level 2	Level 3
June 30, 2016:
Assets
Fixed-maturity securities, available-for-sale:
U.S. government	$1,413,124	1,413,124	—	—
Agencies not backed by the full faith and credit of the U.S. government	9,369	—	9,369	—
States and political subdivisions	10,319,045	—	10,301,464	17,581
Foreign government	300,751	—	266,609	34,142
Corporate securities	64,689,214	—	56,610,254	8,078,960
Mortgage-backed securities	12,110,467	—	12,063,836	46,631
CMOs	133,634	—	133,634	—
CDOs	21,821	—	—	21,821
Fixed-maturity securities, at fair value through income	37,948	37,948	—	—
Derivative assets	1,487,474	—	1,425,603	61,871
Equity securities, available-for-sale	354,618	354,618	—	—
Equity securities, trading	305,332	290,149	15,183	—
Corporate-owned life insurance	323,915	—	323,915	—
Separate account assets	27,757,533	27,757,533	—	—

Total assets	$119,264,245	29,853,372	81,149,867	8,261,006

Liabilities
Derivative liabilities	$612,120	—	600,180	11,940
Separate account liabilities	27,757,533	27,757,533	—	—
Reserves at fair value (1)	21,143,511	—	—	21,143,511

Total liabilities	$49,513,164	27,757,533	600,180	21,155,451

	Total	Level 1	Level 2	Level 3
December 31, 2015:
Assets
Fixed-maturity securities, available-for-sale:
U.S. government	$1,755,324	1,755,324	—	—
Agencies not backed by the full faith and credit of the U.S. government	10,514	—	10,514	—
States and political subdivisions	8,998,534	—	8,998,035	499
Foreign government	272,167	—	238,794	33,373
Corporate securities	57,168,683	—	50,147,086	7,021,597
Mortgage-backed securities	12,497,799	—	12,442,893	54,906
CMOs	10,283	—	10,283	—
CDOs	21,164	—	—	21,164
Fixed-maturity securities, at fair value through income	37,111	37,111	—	—
Derivative assets	591,609	—	589,259	2,350
Equity securities, available-for-sale	68,611	68,611	—	—
Equity securities, trading	292,816	269,956	22,860	—
Corporate-owned life insurance	316,926	—	316,926	—
Separate account assets	28,243,123	28,243,123	—	—

Total assets	$110,284,664	30,374,125	72,776,650	7,133,889

Liabilities
Derivative liabilities	$350,321	—	316,509	33,812
Separate account liabilities	28,243,123	28,243,123	—	—
Reserves at fair value (1)	18,096,009	—	—	18,096,009

Total liabilities	$46,689,453	28,243,123	316,509	18,129,821

(1)	Reserves at fair value are reported in Account balances and future policy benefit reserves on the Consolidated Balance Sheets.

The following tables present the assets and liabilities measured at fair value on a recurring basis and their corresponding level in the fair value hierarchy at December 31:

	Total	Level 1	Level 2	Level 3
2015:
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale:
U.S. government	$1,755,324	1,755,324	—	—
Agencies not backed by the full faith and credit of the U.S. government	10,514	—	10,514	—
States and political subdivisions	8,998,534	—	8,998,035	499
Foreign government	272,167	—	238,794	33,373
Public utilities	6,222,198	—	5,572,340	649,858
Corporate securities	50,946,485	—	44,574,746	6,371,739
Mortgage-backed securities	12,497,799	—	12,442,893	54,906
CMOs	10,283	—	10,283	—
CDOs	21,164	—	—	21,164
Fixed-maturity securities, at fair value through income	37,111	37,111	—	—
Derivative investments	591,609	—	589,259	2,350
Equity securities, available-for-sale	68,611	68,611	—	—
Equity securities, trading	292,816	269,956	22,860	—
Corporate-owned life insurance	316,926	—	316,926	—
Separate account assets	28,243,123	28,243,123	—	—

Total assets accounted for at fair value	$110,284,664	30,374,125	72,776,650	7,133,889

Liabilities accounted for at fair value:
Derivative liabilities	$350,321	—	316,509	33,812
Separate account liabilities	28,243,123	28,243,123	—	—
Reserves at fair value (1)	18,096,009	—	—	18,096,009

Total liabilities accounted for at fair value	$46,689,453	28,243,123	316,509	18,129,821

	Total	Level 1	Level 2	Level 3
2014:
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale:
U.S. government	$1,232,954	1,232,954	—	—
Agencies not backed by the full faith and credit of the U.S. government	145,350	—	145,350	—
States and political subdivisions	7,540,942	—	7,540,942	—
Foreign government	311,675	—	277,528	34,147
Public utilities	6,328,249	—	5,807,050	521,199
Corporate securities	49,497,457	—	44,284,896	5,212,561
Mortgage-backed securities	14,097,897	—	14,096,565	1,332
CMOs	12,032	—	12,032	—
CDOs	45,229	—	—	45,229
Fixed-maturity securities, at fair value through income	41,223	41,223	—	—
Derivative investments	721,736	32	710,121	11,583
Equity securities, available-for-sale	6,226	6,226	—	—
Equity securities, trading	314,023	286,971	27,052	—
Corporate-owned life insurance	312,419	—	312,419	—
Separate account assets	30,789,371	30,789,371	—	—

Total assets accounted for at fair value	$111,396,783	32,356,777	73,213,955	5,826,051

Liabilities accounted for at fair value:
Derivative liabilities	$448,220	—	447,463	757
Separate account liabilities	30,789,371	30,789,371	—	—
Reserves at fair value (1)	17,052,283	—	—	17,052,283

Total liabilities accounted for at fair value	$48,289,874	30,789,371	447,463	17,053,040

(1)	Reserves at fair value are reported in Account balances and future policy benefit reserves on the Consolidated Balance Sheets.

Reconciliation of the Beginning and Ending Balances for the Company's Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table provides a reconciliation of the beginning and ending balances for the Company’s Level 3 assets and liabilities measured at fair value on a recurring basis for the six month periods ended June 30, 2016 and 2015:

								Realized
								gains (losses)
								included in net
								income
		Total realized/unrealized						related to
		gains (losses) included in						financial
			Other	Purchases	Sales	Transfer into		instruments
	Beginning	Net	comprehensive	and	and	and/or (out of)	Ending	still held at
	balance	income (loss)	income (loss)	issuances	settlements	Level 3, net	balance	June 30
2016:
Fixed-maturity securities:
Available-for-sale:
States and political subdivisions	$499	—	1,544	15,538	—	—	17,581	—
Foreign government	33,373	—	769	—	—	—	34,142	—
Corporate securities	7,021,597	(32,089)	631,507	773,698	(111,641)	(204,112)	8,078,960	(31,435)
CDOs	21,164	11	648	—	(2)	—	21,821	11
Mortgage-backed securities	54,906	863	(333)	—	(8,805)	—	46,631	838

Total fixed-maturity securities	$7,131,539	(31,215)	634,135	789,236	(120,448)	(204,112)	8,199,135	(30,586)

Derivative assets	$2,350	203,480	—	—	(143,959)	—	61,871	59,521
Derivative liabilities	(33,812)	(79,056)	—	—	100,928	—	(11,940)	(21,873)
Reserves at fair value	(18,096,009)	(1,707,858)	—	(2,042,367)	702,723	—	(21,143,511)	(3,750,225)

								Realized
								gains (losses)
								included in net
								income
		Total realized/unrealized						related to
		gains (losses) included in						financial
			Other	Purchases	Sales	Transfer into		instruments
	Beginning	Net	comprehensive	and	and	and/or (out of)	Ending	still held at
	balance	income (loss)	income (loss)	issuances	settlements	Level 3, net	balance	June 30
2015:
Fixed-maturity securities:
Available-for-sale:
Foreign government	$34,147	—	(97)	—	—	—	34,050	—
Corporate securities	5,733,760	(2,014)	(160,531)	833,257	(120,633)	23,142	6,306,981	(5,947)
CDOs	45,229	473	255	—	(23,982)	6,829	28,804	32
Mortgage-backed securities	1,332	22	(2)	—	(616)	9,943	10,679	22

Total fixed-maturity securities	$5,814,468	(1,519)	(160,375)	833,257	(145,231)	39,914	6,380,514	(5,893)

Derivative assets	11,583	157,642	—	—	(133,256)	—	35,969	24,386
Derivative liabilities	(757)	(140,443)	—	—	85,240	—	(55,960)	(55,204)
Reserves at fair value	(17,052,283)	634,271	—	(1,234,012)	649,652	—	(17,002,372)	(599,741)

The following table provides a reconciliation of the beginning and ending balances for the Company’s Level 3 assets and liabilities measured at fair value on a recurring basis:

								Realized
								gains (losses)
								included
								in net
								income
		Total realized/unrealized						related to
		gains (losses) included in						financial
			Other	Purchases	Sales	Transfer into		instruments
	Beginning		comprehensive	and	and	and/or (out of)	Ending	still held at
	balance	Net income	income (loss)	issuances	settlements	Level 3, net	balance	December 31
2015:
Fixed-maturity securities:
Available-for-sale:
States and political subdivisions	$—	—	(1)	500	—	—	499	—
Foreign government	34,147	—	(774)	—	—	—	33,373	—
Public utilities	521,199	(1,025)	(26,113)	161,600	(5,803)	—	649,858	(1,024)
Corporate securities	5,212,561	(19,428)	(313,328)	1,820,806	(329,689)	817	6,371,739	(26,502)
CDOs	45,229	516	(167)	—	(24,414)	—	21,164	36
Mortgage-backed securities	1,332	30	(2)	—	(1,314)	54,860	54,906	—

Total fixed-maturity securities	$5,814,468	(19,907)	(340,385)	1,982,906	(361,220)	55,677	7,131,539	(27,490)

Derivative assets	$11,583	182,923	—	—	(192,156)	—	2,350	2,917
Derivative liabilities	(757)	(179,854)	—	—	146,799	—	(33,812)	(28,494)
Reserves at fair value	(17,052,283)	273,778	—	(2,687,078)	1,369,574	—	(18,096,009)	(2,413,300)

								Realized
								gains (losses)
								included
								in net
								income
		Total realized/unrealized						related to
		gains (losses) included in						financial
			Other	Purchases	Sales	Transfer into		instruments
	Beginning		comprehensive	and	and	and/or (out of)	Ending	still held at
	balance	Net income	income (loss)	issuances	settlements	Level 3, net	balance	December 31
2014:
Fixed-maturity securities:
Available-for-sale:
Foreign government	$33,284	—	863	—	—	—	34,147	—
Public utilities	201,195	(63)	21,494	205,774	(8,435)	101,234	521,199	(63)
Corporate securities	3,727,803	(3,046)	138,923	1,432,088	(144,367)	61,160	5,212,561	(11,865)
CDOs	56,872	2,488	(592)	—	(13,539)	—	45,229	1,615
Mortgage-backed securities	3,080	112	(41)	—	(1,819)	—	1,332	112

Total fixed-maturity securities	$4,022,234	(509)	160,647	1,637,862	(168,160)	162,394	5,814,468	(10,201)

Derivative assets	$8,666	240,700	—	—	(237,783)	—	11,583	2,917
Derivative liabilities	(29,251)	(128,330)	—	—	156,824	—	(757)	28,494
Reserves at fair value	(11,943,461)	(4,077,424)	—	(2,166,876)	1,135,478	—	(17,052,283)	(6,244,300)

Significant Unobservable Inputs Used in Fair Value Measurements for Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities on a recurring basis at June 30, 2016:

	Fair value	Valuation Technique	Unobservable input	Range (weighted average)
Fixed-maturity securities:
Available-for-sale:
States and political subdivisions	$17,581	Discounted cash flow	Option adjusted spread	204-204 (204)
Foreign government	34,142	Discounted cash flow	Option adjusted spread	162-193 (183)
Corporate securities	8,078,960	Discounted cash flow	Option adjusted spread	44-2121 (183)
CDOs	21,821	Discounted cash flow	Constant prepayment rate	0%–25%
			Loss severity	12%–100%
			Annual default rate	0.19%–100%
Mortgage back securities	46,631	Discounted cash flow	Constant prepayment rate	0%–25%
			Loss severity	12%–100%
			Annual default rate	0.19%–100%
Derivative assets:
TRS	$61,871	Third-Party Vendor	Spread and discount rates	*
Derivative liabilities:
TRS	(11,940)	Third-Party Vendor	Spread and discount rates	*
Reserves at Fair Value:
MVLO	$(15,733,827)	Discounted cash flow	Annuitizations	0–25%
			Surrenders	0–25%
			Mortality**	0–100%
			Withdrawal Benefit Election	0-50%
GMWB and GMAB	(3,678,280)	Discounted cash flow	Surrenders	0.5–35%
			Mortality**	0–100%

*	Management does not have insight into the specific assumptions used. See narrative below for qualitative discussion.
**

Mortality assumptions are derived by applying management determined factors to the Annuity 2000 Mortality Table for MVLO and actively issued GMWB and GMAB and the 1994 MGDB Mortality Table for all other GMWB and GMAB.

The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities on a recurring basis at December 31:

	Fair value	Valuation Technique	Unobservable input	Range (weighted average)
2015:
Fixed-maturity securities:
Available-for-sale:
States and political subdivisions	$499	Discounted cash flow	Option adjusted spread	206-206 (206)
Foreign government	33,373	Matrix pricing	Option adjusted spread	132-182 (165)
Public utilities	649,858	Matrix pricing	Option adjusted spread	94-492 (193)
Corporate securities	6,371,739	Matrix pricing	Option adjusted spread	40-1,415 (234)
CDOs	21,164	Intex discounted	Constant prepayment rate	0%–25%
		cash flows	Loss severity	12%–100%
			Annual default rate	0.19%–100%
Mortgage back securities	54,906	Intex discounted	Constant prepayment rate	0%–25%
		cash flows	Loss severity	12%–100%
			Annual default rate	0.19%–100%
Derivative assets:
TRS	$2,350	Third-Party Vendor	Spread and discount rates	*
Derivative liabilities:
TRS	(33,812)	Third-Party Vendor	Spread and discount rates	*
Reserves at Fair Value:
MVLO	$(14,495,312)	Discounted cash flow	Annuitizations	0–25%
			Surrenders	0–25%
			Mortality**	0–100%
			Withdrawal Benefit Election	0-50%
GMWB and GMAB	(2,545,396)	Discounted cash flow	Surrenders	0.5–35%
			Mortality**	0–100%

*	Management does not have insight into the specific assumptions used. See narrative below for qualitative discussion.
**

Mortality assumptions are derived by applying management determined factors to the Annuity 2000 Mortality Table for MVLO and actively issued GMWB and GMAB and the 1994 MGDB Mortality Table for all other GMWB and GMAB.

Fair Value of Financial Assets and Liabilities

The following table presents the carrying amounts and fair values of financial assets and liabilities carried at book value at June 30, 2016 and December 31, 2015:

	June 30, 2016
	Carrying amount	Fair value
		Level 1	Level 2	Level 3	Total
Financial assets:
Held-to-maturity fixed-maturity securities	$28	—	—	5,123	5,123
Mortgage loans on real estate	9,672,269	—	—	10,535,067	10,535,067
Loans to affiliates	50	—	45	5	50
Policy loans	168,471	—	168,471	—	168,471
Acquired loans	210,074	—	—	269,650	269,650
Other invested assets	115,338	—	—	115,338	115,338
Financial liabilities:
Investment contracts	$95,530,318			96,395,789	96,395,789
Mortgage notes payable	80,893	—	—	96,491	96,491

	December 31, 2015
	Carrying amount	Fair value
		Level 1	Level 2	Level 3	Total
Financial assets:
Held-to-maturity fixed-maturity securities	$55	—	—	5,279	5,279
Mortgage loans on real estate	8,788,018	—	—	9,042,293	9,042,293
Loans to affiliates	33,005	—	—	32,733	32,733
Policy loans	163,129	—	163,129	—	163,129
Acquired loans	224,083	—	—	271,927	271,927
Other invested assets	92,977	—	—	92,977	92,977
Financial liabilities:
Investment contracts	$89,282,957	—	—	90,027,198	90,027,198
Other liabilities	500,000	—	—	499,079	499,079
Mortgage notes payable	84,761	—	—	98,890	98,890

The following table presents the carrying amounts and fair values of financial assets and liabilities carried at book value at December 31:

	2015
	Carrying amount	Fair value
		Level 1	Level 2	Level 3	Total
Financial assets:
Held-to-maturity fixed-maturity securities	$55	—	—	5,279	5,279
Mortgage loans on real estate	8,788,018	—	—	9,042,293	9,042,293
Loans to affiliates	33,005	—	—	32,733	32,733
Policy loans	163,129	—	163,129	—	163,129
Acquired loans	224,083	—	—	271,927	271,927
Other invested assets	92,977	—	—	92,977	92,977
Financial liabilities:
Investment contracts	$89,282,957	—	—	90,027,198	90,027,198
Other liabilities	500,000	—	—	499,079	499,079
Mortgage notes payable	84,761	—	—	98,890	98,890

	2014
	Carrying amount	Fair value
		Level 1	Level 2	Level 3	Total
Financial assets:
Held-to-maturity fixed-maturity securities	$180,398	—	—	204,489	204,489
Mortgage loans on real estate	7,182,169	—	—	7,618,106	7,618,106
Loans to affiliates	850,115	—	850,115	—	850,115
Policy loans	160,141	—	160,141	—	160,141
Acquired loans	201,268	—	175,888	97,487	273,375
Other invested assets	75,041	—	—	75,041	75,041
Financial liabilities:
Investment contracts	$84,156,386	—	—	84,921,955	84,921,955
Mortgage notes payable	92,184	—	—	109,119	109,119